GS Mortgage Securities Corp. ABS-15G

Exhibit 99.3 - Schedule 6

Alt Loan ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
20251107001	XXXXXXX	XXXXXXX	XXXXXX	XXXX	Qualifying FICO	creditLiabilitiesPage	623	620	Audit value based on lender qualifying requirements.